Exhibit 99.1

World Omni Auto Receivables Trust 2022-D

Monthly Servicer Certificate

September 30, 2025

Dates Covered
Collections Period	09/01/25 - 09/30/25
Interest Accrual Period	09/15/25 - 10/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/25	265,355,149.19	17,071
Yield Supplement Overcollateralization Amount 08/31/25	18,327,127.66	0
Receivables Balance 08/31/25	283,682,276.85	17,071
Principal Payments	13,258,374.37	381
Defaulted Receivables	486,221.63	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/25	16,978,115.40	0
Pool Balance at 09/30/25	252,959,565.45	16,669

Pool Statistics	$ Amount	# of Accounts
Pool Factor	23.34%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	5,939,542.76	267
Past Due 61-90 days	2,037,478.83	88
Past Due 91-120 days	367,346.79	15
Past Due 121+ days	0.00	0
Total	8,344,368.38	370

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.09%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.89%
Delinquency Trigger Occurred	NO

Recoveries	382,970.69
Aggregate Net Losses/(Gains) - September 2025	103,250.94
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.44%
Prior Net Losses/(Gains) Ratio	0.31%
Second Prior Net Losses/(Gains) Ratio	0.16%
Third Prior Net Losses/(Gains) Ratio	0.58%
Four Month Average	0.37%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.72%

Overcollateralization Target Amount	5,106,453.81
Actual Overcollateralization	5,106,453.81
Weighted Average Contract Rate	5.27%
Weighted Average Contract Rate, Yield Adjusted	10.20%
Weighted Average Remaining Term	33.19

Flow of Funds	$ Amount
Collections	14,918,187.87
Investment Earnings on Cash Accounts	24,437.82
Servicing Fee	(236,401.90)
Transfer to Collection Account	-
Available Funds	14,706,223.79

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,009,130.90
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	7,289,129.93
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,106,453.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,301,509.15

Total Distributions of Available Funds	14,706,223.79

Servicing Fee	236,401.90
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 09/15/25	260,248,695.38
Principal Paid	12,395,583.74
Note Balance @ 10/15/25	247,853,111.64

Class A-1
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-2a
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-2b
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-3
Note Balance @ 09/15/25	114,638,695.38
Principal Paid	12,395,583.74
Note Balance @ 10/15/25	102,243,111.64
Note Factor @ 10/15/25	33.3191396%

Class A-4
Note Balance @ 09/15/25	99,620,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	99,620,000.00
Note Factor @ 10/15/25	100.0000000%

Class B
Note Balance @ 09/15/25	30,630,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	30,630,000.00
Note Factor @ 10/15/25	100.0000000%

Class C
Note Balance @ 09/15/25	15,360,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	15,360,000.00
Note Factor @ 10/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,009,130.90
Total Principal Paid	12,395,583.74
Total Paid	13,404,714.64

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	4.37208%
Coupon	5.22208%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.61000%
Interest Paid	535,935.90
Principal Paid	12,395,583.74
Total Paid to A-3 Holders	12,931,519.64

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9880944
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.1371831
Total Distribution Amount	13.1252775

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.7465160
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	40.3949154
Total A-3 Distribution Amount	42.1414314

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	588.04
Noteholders' Principal Distributable Amount	411.96

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/25	5,106,453.81
Investment Earnings	17,446.56
Investment Earnings Paid	(17,446.56)
Deposit/(Withdrawal)	-
Balance as of 10/15/25	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,779,050.48	$1,965,265.41	$2,269,654.25
Number of Extensions	82	88	106
Ratio of extensions to Beginning of Period Receivables Balance	0.63%	0.66%	0.72%